CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income	$ 290,863	¥ 1,892,433	¥ 1,992,767		¥ 1,508,712
Adjustments to reconcile net income to net cash by operating activities:
Provision for allowance for doubtful accounts	20,113	130,862	57,743		11,884
Inventory write-down	31,774	206,733	303,233		293,946
Depreciation of property and equipment	110,791	720,840	610,976		291,401
Amortization of intangible assets	52,382	340,816	363,977		289,644
Amortization of land use rights	8,537	55,545	37,657		2,785
Losses (gains) on disposal of property and equipment and other assets	(641)	(4,170)	10,499		1,688
Share-based compensation expenses	102,531	667,098	475,653		302,941
Share of loss of affiliates	3,424	22,280	71,489		84,063
Impairment loss of investments	20,446	133,026	114,574		99,749
Interest income on held-to-maturity investments	(2,603)	(16,934)	(31,855)		(133,027)
Amortization of debt issuance costs	914	5,950	35,824		33,453
Gain on disposal of an available-for-sale investment	(8,548)	(55,615)
Changes in operating assets and liabilities:
Accounts receivable	(408,198)	(2,655,862)	(1,951,397)		(279,165)
Amounts due from related parties	(283)	(1,839)	30,251		(865)
Other receivables and prepayments	(194,435)	(1,265,051)	(323,182)		(1,094,085)
Inventories	(344,346)	(2,240,420)	(685,018)		(1,272,336)
Deferred tax assets	(10,804)	(70,297)	(10,119)		31,146
Accounts payable	494,493	3,217,304	1,553,400		643,370
Advances from customers	(53,416)	(347,538)	690,402		585,624
Accrued expenses and other current liabilities	44,698	290,818	(305,221)	[1]	537,300
Amounts due to related parties	1,889	12,293	(186,533)		131,182
Deferred income	4,081	26,554	55,549		(86,880)
Deferred tax liability	(12,845)	(83,575)	(79,256)		(67,444)
Net cash generated from operating activities	150,816	981,251	2,831,413		1,915,086
Cash flows from investing activities:
Purchases of property and equipment	(337,792)	(2,197,773)	(1,967,645)		(2,183,228)
Purchases of land use rights	(42,391)	(275,810)	(199,642)		(118,256)
Government subsidies received for land use rights	18,109	117,825	240,069		19,550
Deposits paid for acquisition of land use rights			(618,219)		(1,873,553)
Proceed from disposal of property and equipment and other assets	1,428	9,290	13,385		204
Purchases of other assets	(133)	(867)	(5,121)		(9,388)
Purchases of held-to-maturity investments	(54,409)	(354,000)	(2,165,000)		(5,540,000)
Redemption of held-to-maturity investments upon maturities	122,455	796,729	3,332,482		7,633,963
Investment in affiliates and other investments	(2,580)	(16,783)	(58,327)		(523,643)
Acquisition of subsidiaries, net of cash acquired of RMB30,303, RMB19,490 and RMB174 in 2015, 2016 and 2017, respectively	(723)	(4,701)	(106,365)		(39,198)
Purchases of available-for-sale investments			(97,314)		(246,953)
Deposits for investment in affiliates and other investments	(36,887)	(240,000)			(48,000)
Disposal of an available-for-sale investment	42,927	279,295
Cash paid for loan originations	(29,043)	(188,960)	(46,305)		(9,207)
Cash received from loan repayments	7,093	46,149
Other investing activities	(461)	(3,000)	9,000		400
Net cash used in investing activities	(312,407)	(2,032,606)	(1,669,002)		(2,937,309)
Cash flows from financing activities:
Proceeds from bank and other borrowings	139,912	910,310	3,000		669,463
Repayment of bank and other borrowings	(461)	(3,000)	(98,000)		(574,463)
Capital contributions from non-controlling interests			1,380		9,740
Acquisition of non-controlling interests	(3,974)	(25,855)	(111,636)
Partial redemption of convertible senior notes	(3,335)	(21,697)
Repurchase of ordinary shares			(193,619)		(650,197)
Proceeds from issuance of securitization debt	116,810	760,000
Proceeds from issuance of ordinary shares to new investors	862,293	5,610,337
Proceeds from issuance of ordinary shares upon exercise of stock options	917	5,969	5,747		6,323
Deferred settlement of acquisition of subsidiaries	(9,989)	(64,990)
Other financing activities	(192)	(1,250)
Net cash (used in) provided by financing activities	1,101,981	7,169,824	(393,128)		(539,134)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(929)	(6,054)	15,910		94,990
Net (decrease) increase in cash, cash equivalents and restricted cash	939,461	6,112,415	785,193		(1,466,367)
Cash, cash equivalents and restricted cash at beginning of the period	631,630	4,109,577	3,324,384		4,790,751
Cash, cash equivalents and restricted cash at end of the period	1,571,091	10,221,992	4,109,577		3,324,384
Reconciliation in amounts on the consolidated balance sheets
Total cash, cash equivalents and restricted cash at end of the period	631,630	4,109,577	3,324,384		4,790,751
Supplemental disclosures of cash flow information:
Interest paid, net of amount capitalized	12,670	82,435	85,195		85,775
Income tax paid	145,845	948,915	631,129		446,621
Supplemental disclosure of non-cash investing and financing activities:
Payables incurred for purchase of property and equipment	$ 1,533	¥ 9,971	271,999		¥ 137,679
Payables for acquisition of subsidiaries			¥ 74,352

[1]